Property, Plant and Equipment	12 Months Ended
Feb. 29, 2016
Property, Plant and Equipment [Text Block]
3.	Property, Plant and Equipment

	2016
		Accumulated
	Cost	Depreciation	Net
Plant and equipment	$16,262,932	$9,608,770	$6,654,162
Buildings	1,950,446	1,307,391	643,055
Automotive equipment	286,252	158,665	127,587
Land	433,613	-	433,613
Land improvements	1,861	1,367	494
Leasehold improvements	791,902	349,363	442,539
Furniture and fixtures	688,314	613,570	74,744
Computer hardware and software	2,339,906	2,119,341	220,565
	$22,755,226	$14,158,467	$8,596,759

	2015
		Accumulated
	Cost	Depreciation	Net
Plant and equipment	$16,309,134	$9,234,551	$7,074,583
Buildings	1,950,446	1,273,546	676,900
Automotive equipment	286,252	126,751	159,501
Land	433,613	-	433,613
Land improvements	1,861	1,324	537
Leasehold improvements	695,182	291,317	403,865
Furniture and fixtures	687,260	594,929	92,331
Computer hardware and software	2,324,461	2,066,545	257,916
	$22,688,209	$13,588,963	$9,099,246

Property, plant and equipment includes equipment acquired under capital leases with an initial cost of $2,687,820 (2015 - $2,687,820). Accumulated amortization of assets acquired under capital leases is $1,251,634 (2015 - $1,143,534). No impairment of property, plant, and equipment was recognized in the year ended February 29, 2016 (2015 - nil).